FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 667,207	$ 1,011,100	$ 1,064,714	$ 1,560,012
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	395,254	703,232
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	4,884	5,755
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	28,564	20,467
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	228,481	277,441
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 10,024	$ 4,205